IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail)	12 Months Ended
Oct. 31, 2019
Later than three months [member]
Disclosure of credit risk exposure [line items]
Risk weight of non-retail loans that are more than 90 days past due	150.00%